General information (Details)	12 Months Ended
Dec. 31, 2018 item segment
General information
Number of reportable segments | segment	2
Mining
General information
Number of mines	5
Mining | Peru
General information
Number of mines	3
Mining | Brazil
General information
Number of mines	2
Smelting
General information
Number of operating units	3
Smelting | Peru
General information
Number of operating units	1
Smelting | Brazil
General information
Number of operating units	2
Votorantim S.A.
General information
Percentage of equity interest held by the controlling shareholder (as a percent)	64.25%